STRADLEY, RONON, STEVENS & YOUNG
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

Direct Dial: (215) 564-8048
March 3, 2000

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: The Rightime Fund, Inc.
    SEC File Nos. 2-95943, 811-4231
    Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 26 (the "Post Effective Amendment") to the Registration Statement of the Fund.
The Post Effective Amendment was filed with the Securities and Exchange Commission electronically on February 28, 2000.



Please direct any questions or comments relating to this certification to me at the above phone number.



Very truly yours,

/s/ Jana L. Cresswell
    Jana L. Cresswell